Note 1 - Summary of Significant Accounting Policies (Details) - The Weighted Average Number of Shares Outstanding	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The Weighted Average Number of Shares Outstanding [Abstract]
Basic	3,446,662	3,446,133	3,445,469
Diluted	3,446,662	3,446,133	3,445,469